Restructuring and Productivity Initiatives	3 Months Ended
Mar. 29, 2015
Restructuring and Related Activities [Abstract]
Restructuring and Productivity Initiatives
Restructuring and Productivity Initiatives

Phase 1: During the transition period, which represents the Successor period from February 8, 2013 through December 29, 2013 and the Predecessor period from April 29, 2013 through June 7, 2013, and first nine months of 2014, Heinz invested in restructuring and productivity initiatives as part of its ongoing cost reduction efforts with the goal of driving efficiencies and creating fiscal resources that will be reinvested into Heinz's business as well as to accelerate overall productivity on a global scale. As of March 29, 2015, these initiatives have resulted in the reduction of approximately 4,050 corporate and field positions across Heinz's global business segments (excluding the factory closures noted below). With respect to these restructuring and productivity initiatives, Heinz incurred total charges of $289 million related to severance benefits and other severance-related expenses from inception through its conclusion in December 2014.
Footprint: In addition, Heinz announced the planned closure and consolidation of 5 factories across the U.S., Canada and Europe during 2014.  The number of employees impacted by these 5 plant closures and consolidation is approximately 1,600, all of which had left Heinz as of March 29, 2015. With respect to these factory closures, Heinz incurred charges of $91 million related to severance benefits and other severance-related expenses through its conclusion on March 29, 2015.
License Expiration: Furthermore, in the fourth quarter of 2014, Heinz announced the planned closure of one additional factory in Europe in the first half of 2015 due to the expiration of a license to manufacture a non-core product. The number of employees expected to be impacted by this plant closure is approximately 200. With respect to this factory closure, Heinz incurred charges of approximately $11 million related to severance benefits and other severance-related expenses through March 29, 2015. In addition, Heinz recognized $33 million in non-cash asset write-downs for impairment of long-lived assets to be disposed. In the three months ended March 29, 2015, Heinz incurred $9 million in contract termination fees related to this factory closure.
Phase II: In the fourth quarter of 2014 and first quarter of 2015, Heinz invested in restructuring and productivity initiatives as part of its ongoing cost reduction efforts with the goal of driving efficiencies and creating fiscal resources that will be reinvested into Heinz's business as well as to accelerate overall productivity on a global scale. As of March 29, 2015, these initiatives have resulted in the reduction of approximately 1,050 corporate and field positions across Heinz's global business segments (excluding the factory closures noted above). With respect to these restructuring and productivity initiatives, Heinz recognized $30 million in non-cash asset write-downs in 2014 for impairment of long-lived assets to be disposed. Heinz currently estimates it will incur total charges of approximately $70 million related to severance benefits and other severance-related expenses, of which $68 million has been incurred from project inception through March 29, 2015.

Heinz recorded pre-tax costs related to these initiatives of $17 million in the three months ended March 29, 2015, which were comprised of the following:
•$5 million for severance and employee benefit costs relating to the reduction of corporate and field positions across Heinz.
•$10 million associated with other implementation costs, primarily for professional fees, and contract and lease termination costs.
•$2 million relating to non-cash asset write-downs and accelerated depreciation for the planned closure and consolidation of factories across the U.S., Canada and Europe.

Of the $17 million total pre-tax charges for the three months ended March 29, 2015, $16 million was recorded in Cost of products sold and $1 million in Selling, general and administrative expenses ("SG&A").

Heinz recorded pre-tax costs related to these initiatives of $141 million in the three months ended March 30, 2014, which were comprised of the following:
•$54 million for severance and employee benefit costs relating to the reduction of corporate and field positions across Heinz.
•$14 million associated with other implementation costs, primarily for professional fees, and contract and lease termination costs.
•$73 million relating to non-cash asset write-downs and accelerated depreciation for the planned closure and consolidation of 5 factories across the U.S., Canada and Europe.

Of the $141 million total pre-tax charges for the three months ended March 30, 2014, $119 million was recorded in Cost of products sold and $22 million in Selling, general and administrative expenses ("SG&A").

Heinz does not include restructuring and productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

	March 29, 2015	March 30, 2014
	(In millions)
North America	$3	$84
Europe	10	30
Asia/Pacific	3	10
Latin America	1	—
RIMEA	—	1
Non-Operating	—	16
Total productivity charges	$17	$141

Activity in other accrued liability balances for restructuring and productivity charges incurred were as follows:

	Severance and other severance related costs	Other exit costs (a)	Total
	(In millions)
Accrual balance at December 28, 2014	$53	$26	$79
2015 restructuring and productivity initiatives	5	10	15
Cash payments	(30)	(6)	(36)
Accrual balance at March 29, 2015	$28	$30	$58
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(a) Other exit costs primarily represent professional fees, and contract and lease termination costs.

The majority of the amount included in accrual balance at March 29, 2015 is expected to be paid in 2015.